Disclosure of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
HudBay Marketing & Sales Inc. [Member]
Statements [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru Inc. [Member]
Statements [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru S.A.C. [Member]
Statements [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay (BVI) Inc. [Member]
Statements [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Hudbay Arizona Inc. [Member]
Statements [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Rosemont Copper Company [Member]
Statements [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%